Investment Objectives and Goals	Mar. 30, 2026
Saturna Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Saturna Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital growth.
Saturna International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Saturna International Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital growth.
Saturna Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Saturna Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term appreciation and capital preservation.
Saturna Global Sustainable Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Saturna Global Sustainable Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Current income and capital preservation.